SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	May 07, 2024	Apr. 30, 2024	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Stock options exercised (in shares)				1,865,000		184,000
Proceeds from the exercise of stock options				$ 38,728	$ 356	$ 2,316	$ 2,757
Private Placement
Subsequent Event [Line Items]
Sale of stock, shares issued/sold (in shares)			3,621,314
Warrants, Pre-Funded | Private Placement
Subsequent Event [Line Items]
Exercise price (in dollars per share)			$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Stock options exercised (in shares)	680,001
Stock options exercised (in dollars per share)	$ 15.93
Proceeds from the exercise of stock options	$ 10,800
Subsequent Event | Warrants, Pre-Funded | Private Placement
Subsequent Event [Line Items]
Sale of stock, shares issued/sold (in shares)		2,747,245
Exercise price (in dollars per share)		$ 0.0001
Shares of common stock issuable upon exercise of warrants, outstanding (in shares)		3,967,391